Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

FortiFi Financial, Inc. (the “Company”)
Barclays Capital Inc.
(together, the “Specified Parties”)

Re: FortiFi 2023-1 – Data Files Procedures

We have performed the procedures described below on the specified attributes in:

(i)	an electronic data file entitled “20230410 Cut Off Tape - Created on 2023.04.12_sent.xlsx” provided by the Company on April 17, 2023, containing information on 4,356 Property Assessed Clean Energy Assessments (“PACE Assessments”) and 904 related Property Assessed Clean Energy Bonds (“PACE Bonds”) as of April 10, 2023 (the “Assets File”), which we were informed are intended to be included as collateral in the offering by FortiFi 2023-1;

(ii)	an electronic data file entitled “Sample Selection - Zip and Recording Date.xlsx” provided by the Company on April 10, 2023, containing the Recording Dates and Zip Codes of Sample PACE Assessments #1- #90 (defined below) from the Assets File (the “Recording Dates and Zip Codes File #1”);

(iii)	an electronic data file entitled “Sample Selection #2 - Zip and Recording Date.xlsx” provided by the Company on April 21, 2023, containing the Recording Dates and Zip Codes of Sample PACE Assessments #91- #100 (defined below) from the Assets File (the “Recording Dates and Zip Codes File #2,” and together with the Assets File and Recording Dates and Zip Codes File #1, the “Data Files”).

The Company is responsible for the specified attributes identified by the Company in the Data Files.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term "compared" means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “FortiFi System” means the Company’s internal web-based system used to maintain origination data for PACE Assessments and the related PACE Bonds.

•	The term “Sources” means the following documents for each of the Sample PACE Assessments and Sample PACE Bonds (defined below), as applicable:

–	Final Cost and Payment Summary, Financing Agreement, Notice of Assessment, and electronic records from the FortiFi System, all of which we accessed through the FortiFi System; and,

–	A list of project categories financed by the PACE Assessments, provided by the Company and attached hereto as Exhibit A (the “Project Categories List”).

•	The term “Preliminary Assets File” means an electronic data file entitled “2023.02.28 + March bonding - Created on 2023.03.20_sentV2.xlsx” provided by the Company on March 28, 2023, containing information on 4,373 PACE Assessments and 1,104 related PACE Bonds as of February 28, 2023.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology described in the procedures below.

•	The term "Provided Information" means the Sources, Preliminary Assets File, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 90 PACE Assessments from the Preliminary Assets File and 10 PACE Assessments from the Assets File (together, the “Sample PACE Assessments”), as well as eight (8) PACE Bonds from the Preliminary Assets File and two (2) PACE Bonds from the Assets File (together, the “Sample PACE Bonds”). A listing of the Sample PACE Assessments and Sample PACE Bonds is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of the Sample PACE Assessments or Sample PACE Bonds we were instructed to randomly select from the Preliminary Assets File and Assets File.

B.	For each Sample PACE Assessment, we compared or recomputed the specified attributes in the Data Files listed below in the PACE Assessment Attributes column to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable, listed in the Sources / Instructions column below. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data Files to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

PACE Assessment Attributes	Sources / Instructions
Assessment ID	Final Cost and Payment Summary
City	Final Cost and Payment Summary
State	Final Cost and Payment Summary
County	Financing Agreement (for Sample PACE Assessments in the State “CA”), Final Cost and Payment Summary (for Sample PACE Assessments in the State “FL”)
Zip Code	Final Cost and Payment Summary
Property Value	FortiFi System
Improvements	Financing Agreement (for Sample PACE Assessments in the State “CA”), Final Cost and Payment Summary (for Sample PACE Assessments in the State “FL”). Consider the information to be in agreement if the Improvements in the Assets File and in the Sources belong to the same categories listed in the Project Categories List.
Amortization Period	Final Cost and Payment Summary
Coupon Rate	Final Cost and Payment Summary
Recording Date	Final Cost and Payment Summary (for Sample PACE Assessments in the State “CA”), Notice of Assessment (for Sample PACE Assessments in the State “FL”)
First Tax Payment Date	Final Cost and Payment Summary
Bond Maturity Date

Final Cost and Payment Summary

For Sample PACE Assessments in the State “CA,” recompute as September 2nd of the last year of the Amortization Period in the Final Cost and Payment Summary. For Sample PACE Assessments in the State “FL,” recompute as July 15th of the last year of the Amortization Period of the PACE Assessment with the longest Amortization Period that underlies the PACE Bond related to the Sample PACE Assessment (which may not be the Sample PACE Assessment).

Initial Principal (Assessment Amount)	Final Cost and Payment Summary
ALTV	Recompute as the ratio of Initial Principal (Assessment Amount) divided by the Property Value stated in the Assets Files.
MLTV	Recompute as the ratio of the Mortgage Balance stated in the FortiFi System divided by the Property Value stated in the Assets Files.
CLTV	Recompute as the sum of the ALTV and MLTV.

C.	For each Sample PACE Bond, we compared or recomputed the specified attributes in the Assets File listed below in the PACE Bond Attributes column to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable, listed in the Sources / Instructions column below. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Assets File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

PACE Bond Attributes	Sources / Instructions

Bond Series Bond Rate Bond Maturity Date First Interest Payment Date First Principal Payment Date Initial Principal (Assessment Amount)

FortiFi System

FortiFi System

FortiFi System

FortiFi System

FortiFi System

Recompute as the sum of the Initial Principal (Assessment Amount) stated in the FortiFi System for all PACE Assessments included in the Assets File related to the Sample PACE Bond

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data Files and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the PACE Assessments and PACE Bonds (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the PACE Assessments and PACE Bonds to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such the PACE Assessments and PACE Bonds being securitized, (iii) the compliance of the originator of the PACE Assessments and PACE Bonds with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the PACE Assessments and PACE Bonds that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

April 25, 2023

Exhibit A

Project Categories List

Project Category	Improvements in Assets File	Improvements in Financing Agreement or Final Cost and Payment Summary
Air Duct	Duct Replacement	Duct Replacement
Artificial Turf	Artificial Turf	Artificial Turf
Attic	Attic Insulation, Attic Ventilation Fixture, Radiant Barrier	Attic Insulation, Radiant Barrier, Solar Attic Ventilation Fan, Solar Attic Ventilation Fixture
Door	Doors, Impact Doors, Impact Doors – Sliding, Glass Doors – French	Energy Star Door – Standard, Glass Doors - French, Impact Doors, Impact Doors - Sliding
Drought Tolerant Landscaping	Drought Tolerant Landscaping, Hardscape	Pavers, Hardscape
HVAC	Air Conditioner, Central Air Conditioner, Central HVAC, Gas Fireplace, Ventilating Fan	Air Conditioner, Ceiling Fan, Central Air Conditioner, Central HVAC, Gas Fireplace, HVAC – Central Air Conditioner, Ventilating Fan
Indoor Lighting	Indoor Lighting Fixtures, LED Lighting Fixture, Lighting Control	Indoor Lighting Fixture, LED Lighting Fixture, Lighting Control System
Roof	Roof – Flat, Roof – Metal, Roof – Shingle, Roof – Tile, Cool Roof – Performance, Gutters	Cool Roof – Plywood – R3, Energy Star Performance Roofing, Gutters, Roof – Flat, Roof – Metal, Roof – Shingle, Roof - Tile
Wall	Wall Insulation	Wall Insulation
Water System	Water Delivery Systems	Core Plumbing System
Window	Impact Windows, Windows	Energy Star Window – Standard, Impact Windows

A-1

Exhibit B

The Sample PACE Assessments
Sample PACE Assessment #	PACE Assessment Number[1]	Sample PACE Assessment #	PACE Assessment Number[1]

1	20231A001	51	20231A051
2	20231A002	52	20231A052
3	20231A003	53	20231A053
4	20231A004	54	20231A054
5	20231A005	55	20231A055
6	20231A006	56	20231A056
7	20231A007	57	20231A057
8	20231A008	58	20231A058
9	20231A009	59	20231A059
10	20231A010	60	20231A060
11	20231A011	61	20231A061
12	20231A012	62	20231A062
13	20231A013	63	20231A063
14	20231A014	64	20231A064
15	20231A015	65	20231A065
16	20231A016	66	20231A066
17	20231A017	67	20231A067
18	20231A018	68	20231A068
19	20231A019	69	20231A069
20	20231A020	70	20231A070
21	20231A021	71	20231A071
22	20231A022	72	20231A072
23	20231A023	73	20231A073
24	20231A024	74	20231A074
25	20231A025	75	20231A075
26	20231A026	76	20231A076
27	20231A027	77	20231A077
28	20231A028	78	20231A078
29	20231A029	79	20231A079
30	20231A030	80	20231A080
31	20231A031	81	20231A081
32	20231A032	82	20231A082
33	20231A033	83	20231A083
34	20231A034	84	20231A084
35	20231A035	85	20231A085
36	20231A036	86	20231A086
37	20231A037	87	20231A087
38	20231A038	88	20231A088
39	20231A039	89	20231A089
40	20231A040	90	20231A090
41	20231A041	91	20231A091
42	20231A042	92	20231A092
43	20231A043	93	20231A093
44	20231A044	94	20231A094
45	20231A045	95	20231A095
46	20231A046	96	20231A096
47	20231A047	97	20231A097
48	20231A048	98	20231A098
49	20231A049	99	20231A099
50	20231A050	100	20231A100

B-1

The Sample PACE Bonds

Sample PACE Bond #	PACE Bond Number[1]
1	20231B01
2	20231B02
3	20231B03
4	20231B04
5	20231B05
6	20231B06
7	20231B07
8	20231B08
9	20231B09
10	20231B10

1 The Company has assigned a unique PACE Assessment ID and PACE Bond ID to each PACE Assessment and PACE Bond, respectively, in the Data Files. The PACE Assessment Numbers and PACE Bond Numbers referred to in this Exhibit are not the actual PACE Assessment IDs or PACE Bond IDs.

B-2